                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathleen Keating
Title: Chief Compliance Officer
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Kathleen Keating                            New York, NY           4/29/2011
-------------------------------------   ----------------------------   ---------
             [Signature]                        [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           98
Form 13F Information Table Value Total:      1548971
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28 - 10208             Richmond Enterprises, Inc.
 2    28 - 10207             New York Community Bank
 3    28 - 10200             New York Community Bancorp, Inc.

Peter B. Cannell & Co., Inc.
FORM 13F
31-Mar-11

                                                                                                        Voting Authority
                                                             Value  Shares/ Sh/ Put/ Invstmt  Other   -------------------
Name of Issuer                 Title of class     CUSIP    (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
------------------------------ -------------- ------------ -------- ------- --- ---- ------- -------- ------- ------ ----
ABBOTT LABORATORIES            COM            002824100         789   16095 SH       Defined   1,2,3    16095
AFFILIATED MANAGERS GROUP INC  COM            008252108        1206   11025 SH       Defined   1,2,3    11025
AFLAC INC                      COM            001055102        4404   83438 SH       Defined   1,2,3    83438
AGILENT TECHNOLOGIES INC       COM            00846U101        2088   46617 SH       Defined   1,2,3    46617
ALLEGHENY TECHNOLOGIES INC     COM            01741R102       51399  759000 SH       Defined   1,2,3   759000
ALLERGAN INC                   COM            018490102        2047   28825 SH       Defined   1,2,3    28825
AMGEN INC                      COM            031162100        1259   23550 SH       Defined   1,2,3    23550
ANADARKO PETROLEUM CORP        COM            032511107        4006   48900 SH       Defined   1,2,3    48900
ANALOG DEVICES INC             COM            032654105       66610 1691475 SH       Defined   1,2,3  1691475
APPLE INC                      COM            037833100       81633  234275 SH       Defined   1,2,3   234275
ASCENA RETAIL GROUP INC        COM            04351G101       52669 1625090 SH       Defined   1,2,3  1625090
AVNET INC                      COM            053807103       54735 1605595 SH       Defined   1,2,3  1605595
BAXTER INTERNATIONAL INC       COM            071813109        2095   38971 SH       Defined   1,2,3    38971
BERKSHIRE HATHAWAY INC CL A    CL A           084670108         251       2 SH       Defined   1,2,3        2
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH 112585104        2232   68775 SH       Defined   1,2,3    68775
BROOKFIELD INFRASTRUCTURE PTNR LP INT UNIT    G16252101       29369 1321725 SH       Defined   1,2,3  1321725
CAPITOL FEDERAL FINANCIAL INC  COM            14057J101         564   50000 SH       Defined   1,2,3    50000
CARMAX INC                     COM            143130102        1115   34750 SH       Defined   1,2,3    34750
CATERPILLAR INC                COM            149123101        2574   23117 SH       Defined   1,2,3    23117
CELGENE CORP                   COM            151020104       74328 1291990 SH       Defined   1,2,3  1291990
CENTURYLINK, INC               COM            156700106       10101  243100 SH       Defined   1,2,3   243100
CHEVRON CORP                   COM            166764100         814    7580 SH       Defined   1,2,3     7580
CISCO SYSTEMS INC              COM            17275R102        3566  207955 SH       Defined   1,2,3   207955
COCA COLA CO                   COM            191216100         332    5000 SH       Defined   1,2,3     5000
COLGATE-PALMOLIVE CO           COM            194162103         688    8515 SH       Defined   1,2,3     8515
CONTINENTAL RESOURCES INC      COM            212015101        1939   27125 SH       Defined   1,2,3    27125
CREE, INC                      COM            225447101       55663 1205865 SH       Defined   1,2,3  1205865
CROWN HOLDINGS INC             COM            228368106       57201 1482670 SH       Defined   1,2,3  1482670
CSX CORP                       COM            126408103       70427  896020 SH       Defined   1,2,3   896020
D.R. HORTON INC                COM            23331A109        1722  147800 SH       Defined   1,2,3   147800
DEERE & CO                     COM            244199105        2619   27031 SH       Defined   1,2,3    27031
DEVON ENERGY CORP              COM            25179M103       63660  693690 SH       Defined   1,2,3   693690
DISNEY WALT CO.                COM DISNEY     254687106        2859   66350 SH       Defined   1,2,3    66350
DOMINION RESOURCES INC.        COM            25746u109         591   13222 SH       Defined   1,2,3    13222
DOVER CORPORATION              COM            260003108        2123   32287 SH       Defined   1,2,3    32287
DUKE ENERGY CORP NEW           COM            26441C105         730   40200 SH       Defined   1,2,3    40200
EMC CORP MASS                  COM            268648102        4787  180283 SH       Defined   1,2,3   180283
ENBRIDGE ENERGY MANAGEMENT LLC SHS UNITS LLI  29250X103        1028   16345 SH       Defined   1,2,3    16345
ENBRIDGE ENERGY PARTNERS LP    COM            29250R106       10767  166625 SH       Defined   1,2,3   166625
ENCANA CORP                    COM            292505104       17365  502900 SH       Defined   1,2,3   502900
ENCORE ENERGY PARTNERS LP      COM UNIT       29257A106         744   31700 SH       Defined   1,2,3    31700
EQT CORPORATION                COM            26884L109         983   19700 SH       Defined   1,2,3    19700
EXXON MOBIL CORP               COM            30231G102        1557   18502 SH       Defined   1,2,3    18502
FREEPORT-MCMORAN COPPER & GOLD COM            35671D857       60225 1084150 SH       Defined   1,2,3  1084150
GENERAL ELECTRIC CO            COM            369604103        2973  148300 SH       Defined   1,2,3   148300

GENESIS ENERGY LP              UNIT LTD PARTN 371927104       19629  693350 SH       Defined   1,2,3   693350
GENTEX CORP                    COM            371901109        4475  147950 SH       Defined   1,2,3   147950
HERTZ GLOBAL HOLDINGS INC      COM            42805T105       58657 3752875 SH       Defined   1,2,3  3752875
HOME DEPOT INC                 COM            437076102         982   26500 SH       Defined   1,2,3    26500
HUGOTON ROYALTY TRUST          UNIT BEN INT   444717102        2105   88500 SH       Defined   1,2,3    88500
IMPERIAL OIL LTD               COM NEW        453038408         368    7200 SH       Defined   1,2,3     7200
INTERNATIONAL BUSINESS MACHINE COM            459200101       67456  413665 SH       Defined   1,2,3   413665
INTERSIL CORP                  CL A           46069S109        2785  223700 SH       Defined   1,2,3   223700
ISHARES SILVER TRUST           ISHARES        46428Q109         542   14725 SH       Defined   1,2,3    14725
JOHNSON & JOHNSON CO           COM            478160104        2260   38136 SH       Defined   1,2,3    38136
JOHNSON CONTROLS INC           COM            478366107       30673  737875 SH       Defined   1,2,3   737875
MDU RESOURCES GROUP INC        COM            552690109       11134  484700 SH       Defined   1,2,3   484700
MEDCO HEALTH SOLUTIONS INC     COM            58405U102        3980   70867 SH       Defined   1,2,3    70867
MFA FINANCIAL, INC             COM            55272X102        4282  522200 SH       Defined   1,2,3   522200
MICROSOFT CORP.                COM            594918104        4183  164936 SH       Defined   1,2,3   164936
MOSAIC CO                      COM            61945A107       53691  681795 SH       Defined   1,2,3   681795
NATURAL RESOURCE PARTNERS LP   COM UNIT LP    63900P103       32594  929400 SH       Defined   1,2,3   929400
NORTHROP GRUMMAN CORP          COM            666807102         909   14491 SH       Defined   1,2,3    14491
ORACLE CORP                    COM            68389X105         267    8000 SH       Defined   1,2,3     8000
ORITANI FINANCIAL CORP         COM            68633D103       32605 2571364 SH       Defined   1,2,3  2571364
PALOMAR MEDICAL TECHNOLOGIES I COM NEW        697529303        2954  198900 SH       Defined   1,2,3   198900
PAYCHEX INC                    COM            704326107        9830  313450 SH       Defined   1,2,3   313450
PEPSICO INC                    COM            713448108         464    7200 SH       Defined   1,2,3     7200
POTLATCH CORP                  COM            737630103         215    5350 SH       Defined   1,2,3     5350
PROCTER & GAMBLE CO            COM            742718109         576    9353 SH       Defined   1,2,3     9353
RAYONIER INC                   COM            754907103        3348   53725 SH       Defined   1,2,3    53725
REPUBLIC SERVICES INC          COM            760759100       16540  550590 SH       Defined   1,2,3   550590
SCOTTS MIRACLE-GRO CO          CL A           810186106       57715  997675 SH       Defined   1,2,3   997675
SOUTHWESTERN ENERGY CO         COM            845467109       69586 1619408 SH       Defined   1,2,3  1619408
SPDR GOLD TRUST                GOLD SHS       78463V107        1164    8325 SH       Defined   1,2,3     8325
SPECTRA ENERGY CORP            COM            847560109        3952  145383 SH       Defined   1,2,3   145383
ST. JUDE MEDICAL INC           COM            790849103        3700   72180 SH       Defined   1,2,3    72180
STANLEY BLACK & DECKER INC     COM            854502101        3715   48500 SH       Defined   1,2,3    48500
STILLWATER MINING CO           COM            86074Q102       58237 2539775 SH       Defined   1,2,3  2539775
SUNCOR ENERGY INC              COM            867224107         345    7700 SH       Defined   1,2,3     7700
TELEFONICA S.A.                SPONSORED ADR  879382208        2512   99590 SH       Defined   1,2,3    99590
TERADATA CORP                  COM            88076W103        1287   25375 SH       Defined   1,2,3    25375
TERRITORIAL BANCORP INC        COM            88145X108       10499  527050 SH       Defined   1,2,3   527050
TEVA PHARMACEUTICAL INDS LTD A ADR            881624209        2284   45528 SH       Defined   1,2,3    45528
TFS FINANCIAL CORP             COM            87240R107        4013  377900 SH       Defined   1,2,3   377900
THERMO FISHER SCIENTIFIC INC   COM            883556102        3956   71217 SH       Defined   1,2,3    71217
TUPPERWARE BRANDS CORP         COM            899896104        2877   48175 SH       Defined   1,2,3    48175
U.S. STEEL CORP                COM            912909108         920   17050 SH       Defined   1,2,3    17050
UNILEVER N V                   N Y SHS NEW    904784709        1514   48281 SH       Defined   1,2,3    48281
UNION PACIFIC CORP             COM            907818108         511    5200 SH       Defined   1,2,3     5200
VARIAN MEDICAL SYSTEMS INC     COM            92220P105        1832   27090 SH       Defined   1,2,3    27090
VIRNETX HOLDING CORP           COM            92823T108       29962 1504875 SH       Defined   1,2,3  1504875
VISA INC                       COM CL A       92826C839        3826   51970 SH       Defined   1,2,3    51970
WAL MART STORES INC            COM            931142103        1190   22867 SH       Defined   1,2,3    22867
WHIRLPOOL CORP                 COM            963320106       64169  751745 SH       Defined   1,2,3   751745
WR BERKLEY CORP                COM            084423102         517   16050 SH       Defined   1,2,3    16050
XEROX CORP.                    COM            984121103       32874 3086750 SH       Defined   1,2,3  3086750
TELEFLEX, INC CONV SR SUB NTS  NOTE 3.875%    879369AA4        7473 6635000 PRN      Defined   1,2,3  6635000
REPORT SUMMARY                             98 DATA RECORDS  1548971           3  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED